Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	3/31/2016 4/14/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$17,479,246,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$6,405,575,000

Total Outstanding			$23,884,821,600

OSFI Covered Bond Limit			$36,920,540,627

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	3/31/2016 4/14/2016
Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC).

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	3/31/2016 4/14/2016
Asset Coverage Test (C$) (1)
Outstanding Covered Bonds			$17,479,246,600

A = Lesser of (i) LTV Adjusted Loan Balance and			21,197,737,739		A (i)	22,793,266,386
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	21,197,737,739
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			334,809,094
Total: A + B + C + D + E - F			20,862,928,644

Asset Coverage Test			PASS

Valuation Calculation (1)
Trading Value of Covered Bond(3)			18,189,372,621

A = lesser of (i) Present Value of outstanding loan balance of			22,909,930,521		A (i)	22,909,930,521
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	43,552,418,716
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			22,909,930,521

Intercompany Loan Balance
Guarantee Loan			18,799,072,991
Demand Loan			4,563,410,029
Total			23,362,483,021

Portfolio Losses(5)
Period End	Write off Amounts		Loss Percentage (annualized)
March 31, 2016	N/A		N/A

Portfolio Flow of Funds
	31-Mar-16		29-Feb-16
Cash Inflows
Principal Receipts	322,281,566.22		293,389,795.86
Sale of Loans	35,174,192.80		29,934,764.27
Revenue Receipts	51,535,494.77		54,554,168.48
Swap Receipts	-		-
Intercompany Loan Receipts	2,708,760,267.95		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(41,995,165.84)	(6)	(47,646,432.20)	(7)
Purchase of Loans	(2,726,758,578.89)		(25,385,840.53)
Intercompany Loan Repayment	(339,457,448.08)	(6)	(297,938,719.60)	(7)
Distribution to Partners	(27,997,065.32)		-
Other Inflows / Outflows(8)	(65.36)		(186.86)
Net Inflows/(Outflows)	(18,456,801.75)		6,907,549.42

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price

IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6072%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on April 18th, 2016.

(7) This amount was paid out on March 17th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	3/31/2016 4/14/2016
Portfolio Summary Statistics

Previous Month Ending Balance	$ 20,408,195,599
Current Month Ending Balance	$ 22,773,059,859
Number of Mortgage Loans in Pool	133,939
Average Loan Size	$170,026
Number of Primary Borrowers	118,409
Number of Properties	121,356

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.15%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	65.72%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	80.61%
Weighted Average Seasoning of Loans in the Portfolio	29.05	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.90%
Weighted Average Original Term of Loans in the Portfolio	48.35	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	19.30	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	45.97	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	133,695	99.82%	22,716,698,712	99.75%
30 to 59 Days Past Due	213	0.16%	48,161,220	0.21%
60 to 89 Days Past Due	31	0.02%	8,199,927	0.04%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	133,939	100.00%	22,773,059,859	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	15,050	11.24%	3,038,537,927	13.34%
British Columbia	16,403	12.25%	3,727,805,337	16.37%
Manitoba	3,463	2.59%	454,602,097	2.00%
New Brunswick	3,740	2.79%	356,432,520	1.57%
Newfoundland	4,273	3.19%	544,173,890	2.39%
Northwest Territories	41	0.03%	8,061,185	0.04%
Nova Scotia	5,510	4.11%	620,989,813	2.73%
Nunavut	-	0.00%	-	0.00%
Ontario	65,404	48.83%	11,274,043,706	49.51%
Prince Edward Island	836	0.62%	80,621,888	0.35%
Quebec	14,781	11.04%	1,922,479,553	8.44%
Saskatchewan	4,119	3.08%	682,658,541	3.00%
Yukon	319	0.24%	62,653,402	0.28%
Total	133,939	100.00%	22,773,059,859	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,052	2.28%	577,333,162	2.54%
599 or less	2,745	2.05%	474,451,766	2.08%
600 - 650	4,474	3.34%	847,727,775	3.72%
651 - 700	9,486	7.08%	1,830,892,405	8.04%
701 - 750	18,443	13.77%	3,347,064,309	14.70%
751 - 800	23,489	17.54%	4,210,616,165	18.49%
801 and Above	72,250	53.94%	11,484,974,278	50.43%
Total	133,939	100.00%	22,773,059,859	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	3/31/2016 4/14/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	116,650	87.09%	19,735,268,176	86.66%
Variable	17,289	12.91%	3,037,791,684	13.34%
Total	133,939	100.00%	22,773,059,859	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	107,287	80.10%	16,556,921,249	72.70%
Non-STEP	26,652	19.90%	6,216,138,611	27.30%
Total	133,939	100.00%	22,773,059,859	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,777	2.07%	486,183,728	2.13%
Owner Occupied	131,162	97.93%	22,286,876,131	97.87%
Total	133,939	100.00%	22,773,059,859	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	115,515	86.24%	20,092,401,176	88.23%
3.5000 - 3.9999	14,074	10.51%	2,100,077,112	9.22%
4.0000 - 4.4999	3,206	2.39%	440,536,942	1.93%
4.5000 - 4.9999	729	0.54%	93,647,148	0.41%
5.0000 - 5.4999	274	0.20%	28,601,250	0.13%
5.5000 - 5.9999	58	0.04%	6,018,685	0.03%
6.0000 - 6.4999	69	0.05%	10,318,169	0.05%
6.5000 - 6.9999	13	0.01%	1,362,318	0.01%
7.0000 - 7.4999	1	0.00%	97,060	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	133,939	100.00%	22,773,059,859	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,784	14.02%	1,120,007,429	4.92%
20.01-25.00	6,900	5.15%	720,435,785	3.16%
25.01-30.00	7,184	5.36%	904,899,638	3.97%
30.01-35.00	7,900	5.90%	1,159,415,508	5.09%
35.01-40.00	8,560	6.39%	1,409,898,911	6.19%
40.01-45.00	9,851	7.35%	1,796,361,758	7.89%
45.01-50.00	11,523	8.60%	2,304,747,694	10.12%
50.01-55.00	13,107	9.79%	2,765,954,758	12.15%
55.01-60.00	14,646	10.93%	3,153,209,196	13.85%
60.01-65.00	13,509	10.09%	2,873,412,163	12.62%
65.01-70.00	10,080	7.53%	2,135,053,904	9.38%
70.01-75.00	7,229	5.40%	1,497,422,856	6.58%
75.01-80.00	4,308	3.22%	865,026,575	3.80%
80.01 and Above	358	0.27%	67,213,686	0.30%
Total	133,939	100.00%	22,773,059,859	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	3/31/2016 4/14/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	34,771	25.96%	5,524,811,565	24.26%
12.00 - 23.99	72,905	54.43%	12,291,219,082	53.97%
24.00 - 35.99	12,033	8.98%	2,641,476,448	11.60%
36.00 - 41.99	2,405	1.80%	493,011,681	2.16%
42.00 - 47.99	3,412	2.55%	508,458,476	2.23%
48.00 - 53.99	3,658	2.73%	557,880,863	2.45%
54.00 - 59.99	3,492	2.61%	544,491,949	2.39%
60.00 - 65.99	625	0.47%	101,394,133	0.45%
66.00 - 71.99	20	0.01%	3,795,194	0.02%
72.00 and Above	618	0.46%	106,520,470	0.47%
Total	133,939	100.00%	22,773,059,859	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	48,560	36.26%	2,735,575,970	12.01%
100,000 - 149,999	24,353	18.18%	3,030,370,589	13.31%
150,000 - 199,999	19,793	14.78%	3,437,599,943	15.10%
200,000 - 249,999	14,159	10.57%	3,167,263,831	13.91%
250,000 - 299,999	9,546	7.13%	2,607,400,977	11.45%
300,000 - 349,999	6,069	4.53%	1,960,754,359	8.61%
350,000 - 399,999	3,809	2.84%	1,419,258,704	6.23%
400,000 - 449,999	2,337	1.74%	989,351,139	4.34%
450,000 - 499,999	1,588	1.19%	751,688,046	3.30%
500,000 - 549,999	1,024	0.76%	536,276,133	2.35%
550,000 - 599,999	664	0.50%	381,039,054	1.67%
600,000 - 649,999	489	0.37%	305,054,398	1.34%
650,000 - 699,999	290	0.22%	195,819,822	0.86%
700,000 - 749,999	226	0.17%	163,994,908	0.72%
750,000 - 799,999	175	0.13%	135,349,737	0.59%
800,000 - 849,999	160	0.12%	131,687,748	0.58%
850,000 - 899,999	106	0.08%	92,562,274	0.41%
900,000 - 949,999	82	0.06%	75,544,933	0.33%
950,000 - 999,999	64	0.05%	62,335,387	0.27%
1,000,000 or Greater	445	0.33%	594,131,908	2.61%
Total	133,939	100.00%	22,773,059,859	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	16,127	12.04%	2,476,370,979	10.87%
Single Family	114,797	85.71%	19,747,898,514	86.72%
Multi Family	2,658	1.98%	495,950,721	2.18%
Other	357	0.27%	52,839,646	0.23%
Total	133,939	100.00%	22,773,059,859	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	3/31/2016 4/14/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	111,144,283	70,294,739	88,448,801	122,723,248	132,095,304	175,844,935	237,319,559	275,631,079	411,556,631	569,191,651	428,698,464	222,311,361	167,267,346	26,010,528	3,038,537,927	13.34%
	Current and Less Than 30 Days Past Due	110,958,647	70,166,644	88,448,801	122,723,248	132,095,304	175,345,978	237,158,485	275,292,359	409,885,487	566,831,576	426,622,767	221,275,286	166,957,082	26,010,528	3,029,772,191	99.71%
	30 to 59 Days Past Due	185,636	128,094	-	-	-	498,956	161,073	-	1,101,827	1,856,572	2,075,698	1,036,076	310,265	-	7,354,197	0.24%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	338,720	569,316	503,503	-	-	-	-	1,411,539	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	250,898,619	146,906,435	192,383,281	247,176,065	300,286,063	354,554,949	416,643,673	477,931,504	531,249,488	329,634,355	267,725,034	151,245,821	55,730,030	5,440,020	3,727,805,337	16.37%
	Current and Less Than 30 Days Past Due	250,355,848	146,776,157	191,886,324	246,448,244	300,145,688	353,276,784	414,975,448	475,041,774	529,747,950	327,722,642	267,725,034	151,245,821	55,730,030	5,440,020	3,716,517,764	99.70%
	30 to 59 Days Past Due	542,771	-	496,957	727,822	140,376	1,278,165	1,668,225	2,889,730	1,364,426	1,178,816	-	-	-	-	10,287,286	0.28%
	60 to 89 Days Past Due	-	130,278	-	-	-	-	-	-	137,113	732,896	-	-	-	-	1,000,287	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	11,251,640	8,043,815	11,828,078	12,868,388	20,014,765	24,980,873	28,497,476	38,441,298	52,330,075	73,849,123	67,349,416	70,759,008	32,692,252	1,695,890	454,602,097	2.00%
	Current and Less Than 30 Days Past Due	11,251,640	7,967,986	11,828,078	12,868,388	20,014,765	24,980,873	28,497,476	38,441,298	52,330,075	73,849,123	67,349,416	70,368,190	32,692,252	1,695,890	454,135,450	99.90%
	30 to 59 Days Past Due	-	48,871	-	-	-	-	-	-	-	-	-	390,818	-	-	439,688	0.10%
	60 to 89 Days Past Due	-	26,958	-	-	-	-	-	-	-	-	-	-	-	-	26,958	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,422,515	8,356,960	9,578,360	12,841,749	15,502,486	21,381,444	24,729,274	38,486,358	60,041,917	80,522,249	38,149,873	25,770,454	10,648,882	-	356,432,520	1.57%
	Current and Less Than 30 Days Past Due	10,422,515	8,356,960	9,578,360	12,841,749	15,425,230	21,381,444	24,658,172	38,215,051	60,041,917	80,178,900	38,048,542	25,743,361	10,648,882	-	355,541,083	99.75%
	30 to 59 Days Past Due	-	-	-	-	77,256	-	71,102	227,283	-	274,177	101,331	-	-	-	751,150	0.21%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	44,024	-	69,171	-	27,093	-	-	140,288	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,688,061	10,176,403	10,823,690	14,284,343	23,385,605	31,494,133	41,920,606	53,570,057	70,376,814	110,996,906	67,108,901	65,294,018	31,745,549	308,805	544,173,890	2.39%
	Current and Less Than 30 Days Past Due	12,678,511	10,176,403	10,823,690	14,284,343	23,385,605	31,494,133	41,851,217	53,429,686	70,376,814	110,108,381	66,922,126	65,010,946	31,745,549	308,805	542,596,209	99.71%
	30 to 59 Days Past Due	9,550	-	-	-	-	-	69,389	140,371	-	888,525	186,775	283,071	-	-	1,577,681	0.29%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	610,542	125,321	722,663	-	519,404	562,497	946,075	-	302,626	1,902,983	1,285,107	757,623	326,344	-	8,061,185	0.04%
	Current and Less Than 30 Days Past Due	610,542	125,321	722,663	-	519,404	562,497	946,075	-	302,626	1,902,983	1,285,107	757,623	326,344	-	8,061,185	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	23,401,721	13,083,204	18,381,696	24,133,631	32,713,695	38,782,850	55,557,422	67,236,927	92,590,526	124,819,502	61,172,876	47,203,108	21,617,730	294,926	620,989,813	2.73%
	Current and Less Than 30 Days Past Due	23,401,721	13,041,193	18,381,696	24,133,631	32,713,695	38,782,850	55,557,422	66,967,437	92,590,526	124,417,166	60,414,299	47,062,386	21,617,730	294,926	619,376,677	99.74%
	30 to 59 Days Past Due	-	42,011	-	-	-	-	-	269,490	-	402,336	758,578	140,722	-	-	1,613,137	0.26%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	598,963,740	392,500,416	481,678,999	612,516,691	753,039,649	991,000,838	1,306,063,253	1,576,265,068	1,622,738,120	1,151,510,750	800,840,544	612,199,892	358,181,921	16,543,826	11,274,043,706	49.51%
	Current and Less Than 30 Days Past Due	598,178,352	391,857,617	481,308,380	611,540,317	752,951,844	988,885,814	1,302,933,455	1,572,185,316	1,617,253,127	1,149,702,235	799,049,976	610,032,007	357,355,747	16,543,826	11,249,778,013	99.78%
	30 to 59 Days Past Due	785,388	642,799	370,618	495,064	87,805	2,115,024	2,485,675	3,309,957	3,403,964	1,499,363	1,254,397	2,167,885	826,174	-	19,444,113	0.17%
	60 to 89 Days Past Due	-	-	-	481,309	-	-	644,124	769,795	2,081,029	309,151	536,172	-	-	-	4,821,580	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,990,690	2,338,530	3,167,570	2,812,325	3,412,533	4,027,801	5,769,238	8,386,422	12,219,188	18,146,665	8,114,032	7,447,246	1,789,649	-	80,621,888	0.35%
	Current and Less Than 30 Days Past Due	2,990,690	2,338,530	3,167,570	2,812,325	3,412,533	4,027,801	5,655,746	8,311,077	12,219,188	18,146,665	8,114,032	7,447,246	1,789,649	-	80,433,050	99.77%
	30 to 59 Days Past Due	-	-	-	-	-	-	113,492	75,346	-	-	-	-	-	-	188,838	0.23%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	76,948,147	52,727,629	66,977,298	83,647,184	97,213,195	110,006,641	132,487,748	156,174,972	189,849,731	244,307,211	288,241,678	244,761,562	162,722,875	16,413,683	1,922,479,553	8.44%
	Current and Less Than 30 Days Past Due	76,886,182	52,727,629	66,875,976	83,561,859	97,112,026	109,939,336	132,283,824	155,304,587	189,637,103	243,786,590	287,919,503	242,585,445	161,911,479	16,413,683	1,916,945,222	99.71%
	30 to 59 Days Past Due	61,965	-	101,322	-	101,168	67,305	203,924	870,385	212,628	358,464	-	1,946,499	811,396	-	4,735,054	0.25%
	60 to 89 Days Past Due	-	-	-	85,326	-	-	-	-	-	162,157	322,175	229,618	-	-	799,276	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,023,520	14,104,376	20,237,382	24,095,544	27,911,165	40,022,655	50,658,386	66,999,438	99,721,927	155,881,180	99,596,038	43,803,586	20,097,336	506,008	682,658,541	3.00%
	Current and Less Than 30 Days Past Due	19,023,520	14,104,376	20,237,382	24,095,544	27,911,165	39,839,770	50,483,883	66,999,438	99,721,927	154,691,587	99,596,038	43,803,586	20,097,336	506,008	681,111,561	99.77%
	30 to 59 Days Past Due	-	-	-	-	-	182,885	174,503	-	-	1,189,593	-	-	-	-	1,546,981	0.23%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,663,952	1,777,959	671,822	2,316,340	3,805,046	3,702,143	4,154,984	6,831,635	10,232,152	12,649,589	6,771,941	5,869,179	2,206,661	-	62,653,402	0.28%
	Current and Less Than 30 Days Past Due	1,663,952	1,777,959	671,822	2,316,340	3,805,046	3,702,143	3,931,888	6,831,635	10,232,152	12,649,589	6,771,941	5,869,179	2,206,661	-	62,430,307	99.64%
	30 to 59 Days Past Due	-	-	-	-	-	-	223,096	-	-	-	-	-	-	-	223,096	0.36%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,120,007,429	720,435,785	904,899,638	1,159,415,508	1,409,898,911	1,796,361,758	2,304,747,694	2,765,954,758	3,153,209,196	2,873,412,163	2,135,053,904	1,497,422,856	865,026,575	67,213,686	22,773,059,859	100.00%
	Current and Less Than 30 Days Past Due	1,118,422,119	719,416,774	903,930,741	1,157,625,987	1,409,492,305	1,792,219,422	2,298,933,092	2,757,019,658	3,144,338,893	2,863,987,438	2,129,818,779	1,491,201,075	863,078,741	67,213,686	22,716,698,712	99.75%
	30 to 59 Days Past Due	1,585,310	861,775	968,896	1,222,886	406,605	4,142,336	5,170,478	7,782,561	6,082,846	7,647,846	4,376,778	5,965,070	1,947,834	-	48,161,220	0.21%
	60 to 89 Days Past Due	-	157,236	-	566,635	-	-	644,124	1,152,538	2,787,458	1,776,879	858,347	256,711	-	-	8,199,927	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	3/31/2016 4/14/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	23,455,975	16,158,944	23,444,957	32,537,423	42,951,371	46,574,978	57,974,737	73,829,904	77,662,357	67,559,620	60,053,866	37,085,818	16,414,862	1,628,350	577,333,162	2.54%
<=599	6,285,018	7,014,394	10,982,536	10,328,985	15,668,065	30,996,321	45,123,142	59,669,146	86,146,363	83,283,059	65,198,977	39,702,612	13,573,068	480,078	474,451,766	2.08%
600-650	12,925,295	9,637,621	16,007,863	19,738,270	30,838,097	50,983,317	69,676,977	121,805,020	149,296,569	148,020,286	110,982,299	72,023,667	33,100,679	2,691,815	847,727,775	3.72%
651-700	32,731,485	25,251,348	39,859,790	63,141,519	79,178,623	112,498,667	194,355,673	236,770,291	310,889,083	297,489,710	214,487,386	152,258,797	69,071,047	2,908,984	1,830,892,405	8.04%
701-750	97,582,891	78,179,735	99,941,634	135,832,950	165,376,996	233,163,019	318,141,524	426,377,693	514,086,536	468,408,971	352,626,186	267,242,437	176,856,377	13,247,359	3,347,064,309	14.70%
751-800	155,653,838	103,749,154	150,145,968	183,533,596	250,212,447	321,732,497	430,953,518	530,282,571	597,141,538	557,009,577	437,822,127	297,519,484	181,877,707	12,982,142	4,210,616,165	18.49%
>800	791,372,926	480,444,589	564,516,891	714,302,764	825,673,311	1,000,412,959	1,188,522,122	1,317,220,132	1,417,986,749	1,251,640,940	893,883,063	631,590,041	374,132,835	33,274,957	11,484,974,278	50.43%
Total	1,120,007,429	720,435,785	904,899,638	1,159,415,508	1,409,898,911	1,796,361,758	2,304,747,694	2,765,954,758	3,153,209,196	2,873,412,163	2,135,053,904	1,497,422,856	865,026,575	67,213,686	22,773,059,859	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.